Financial Assets and Liabilities - Summary of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Jun. 30, 2020	Sep. 30, 2019	Jun. 30, 2019
Disclosure Of Financial Assets And Liabilities [Abstract]
Cash at bank	$ 107,697	$ 128,916
Deposits at call	426	412
Cash and cash equivalents	$ 108,123	$ 129,328	$ 34,536	$ 50,426